Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 8,281	$ 11,305
Restricted cash	32	32
Time deposit		1,436
Accounts receivable	1,001	3,482
Inventories - net	5,515	4,235
Other receivables, net	9,163	6,619
Prepaid expenses and other current assets, net	687	882
Total current assets	24,679	27,991
Non-current assets:
Property and equipment, net	846	1,024
Right of Use Asset	399	704
Deferred tax assets	427	424
Total non-current assets	1,672	2,152
Total assets	26,351	30,143
Current liabilities:
Short-term borrowings	415
Accounts payable	6,807	7,071
Accrued expenses and other payables	20,099	21,581
Advances from customers	2,631	3,942
Accrued payroll and related liabilities	1,641	2,356
Lease Liabilities- current	217	536
Deferred revenues	8	9
Income tax payable	177	7
Other liabilities	1,346	1,691
Total current liabilities	34,094	37,940
Non-current liabilities:
Deferred tax liability	916	909
Other long-term liabilities	37	39
Long-term payable		417
Non-current liabilities	1,918	1,990
Total non-current liabilities	2,872	3,355
Total liabilities	36,966	41,295
Commitments and contingencies
Shareholders’ equity
Ordinary shares
Additional paid-in capital	337,296	310,267
Subscription receivables	(14,378)	(14,378)
Statutory reserve	1,901	1,901
Accumulated deficit	(333,874)	(305,073)
Including :Minority interests	(357)	(357)
Accumulated other comprehensive loss	(1,203)	(3,512)
Total shareholders’ equity	(10,615)	(11,152)
Total liabilities and shareholders’ equity	26,351	30,143
Related Party
Current liabilities:
Amount due to related parties-current	$ 752	$ 746